SUPPLEMENTARY DATA (Summary of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY DATA [Abstract]
Balance at Beginning of Year	$ 22,537	$ 18,108	$ 22,744
Charged to Costs and Expenses	4,063	10,833	7,417
Deductions	(5,354)	(6,948)	(11,035)
Foreign Exchange	(607)	544	(1,018)
Balance at End of Year	20,639	22,537	18,108
Balance at Beginning of Year	16,166	536	2,504
Charged to Costs and Expenses	20,547	15,639	(197)
Deductions			(1,770)
Foreign Exchange	(97)	(9)	(1)
Balance at End of Year	$ 36,616	$ 16,166	$ 536